Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	Mar. 15, 2021 USD ($)	Mar. 19, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalent			$ 235,295
Marketable securities held in Trust Account			133,010,583
Cash and cash equivalent deposits			$ 250,000
Percentage of public shares			72.80%
Percentage of founder non-redeemable shares			27.20%
Purchase public units (in Shares) | shares		1,300,000
Gross proceeds		$ 13,000,000
Underwriting discount		$ 260,000
SoundHound, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalent			$ 21,626,000	$ 43,692,000
Deferred offering costs			1,264,000
Other expense			501,000
Other expense, net			(18,000)
Allowance for doubtful accounts			$ 109,000	$ 109,000
Property and equipment percentage			11.70%
Assets in other foreign jurisdictions percentage			1.70%
Operating lease liabilities			$ 11,428,000
Operating lease			9,848,000
Deferred rent			827,000
Tenant improvement allowance			1,098,000
Prepaid rent			$ 345,000
SoundHound, Inc. [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer			5	2
Revenue percentage			86.00%	87.00%
SoundHound, Inc. [Member] | Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer			3	2
Revenue percentage			61.00%	43.00%
Operating Leases [Member] | SoundHound, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating lease liabilities			$ 11,428,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Founder shares (in Shares) | shares		325,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs	$ 4,849,810
Underwriting discount	2,400,000
Other offering costs	$ 2,449,810